Simplify Managed Futures Strategy ETF
Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
1
Principal Value
U.S. Treasury Bills – 98.6%
U.S. Treasury Bill, 5.29%, 10/15/2024(a) ....................................... $ 162,350,000 $ 162,052,440
U.S. Treasury Bill, 4.69%, 11/19/2024(a) ....................................... 6,500,000 6,458,896
U.S. Treasury Bill, 4.81%, 1/14/2025(a) ........................................ 112,800,000 111,334,387
Total U.S. Treasury Bills (Cost $279,770,770) ....................................... 279,845,723
Total Investments – 98.6%
(Cost $279,770,770) ........................................................... $ 279,845,723
Other Assets in Excess of Liabilities – 1.4% ........................................... 4,017,777
Net Assets – 100.0% ............................................................ $ 283,863,500
(a) Represents a zero coupon bond. Rate shown reflects the effective yield.
At September 30, 2024, open futures contracts were as follows:
Number of
Contracts
Notional
Value
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Long position contracts:
Natural Gas Future ............................... 200 $ 5,846,000 10/29/24 $ 241,650
Cattle Feeder Future .............................. 12 1,477,200 10/31/24 78,081
Soybean Future .................................. 63 3,329,550 11/14/24 122,451
Cattle Feeder Future .............................. 203 24,857,350 11/21/24 466,572
Natural Gas Future ............................... 98 3,278,100 11/26/24 93,840
Cotton No. 2 Future ............................... 20 736,100 12/6/24 1,750
Soybean Meal Future ............................. 612 20,905,920 12/13/24 1,015,661
Wheat Future (CBT) .............................. 518 15,125,600 12/13/24 183,845
Soybean Oil Future ............................... 608 15,799,488 12/13/24 42,492
Kansas City Hard Red Winter Wheat Future ........... 272 7,939,000 12/13/24 (18,834)
Lean Hogs Future ................................ 62 1,817,220 12/13/24 (41,532)
Cocoa Future .................................... 179 13,822,380 12/13/24 (303,302)
Coffee “C” Future ................................ 140 14,188,125 12/18/24 (58,609)
Gold 100 OZ Future .............................. 99 26,328,060 12/27/24 452,330
Copper Future ................................... 216 24,586,200 12/27/24 196,512
Natural Gas Future ............................... 95 3,421,900 12/27/24 81,113
Silver Future .................................... 113 17,773,770 12/27/24 (263,892)
Palladium Future ................................. 77 7,701,540 12/27/24 (306,210)
Live Cattle Future ................................ 282 20,845,440 12/31/24 63,600
Soybean Future .................................. 104 5,591,300 1/14/25 165,516
Soybean Meal Future ............................. 97 3,316,430 1/14/25 157,902
Soybean Oil Future ............................... 124 3,223,008 1/14/25 6,492
Platinum Future .................................. 410 20,317,550 1/29/25 184,215
Cattle Feeder Future .............................. 112 13,371,400 1/30/25 157,663
Lean Hogs Future ................................ 78 2,414,100 2/14/25 20,210
Gold 100 OZ Future .............................. 8 2,145,040 2/26/25 23,060
Natural Gas Future ............................... 20 636,800 2/26/25 (30)
Sugar #11 (World) Future .......................... 397 9,991,061 2/28/25 744,397
Live Cattle Future ................................ 141 10,481,940 2/28/25 26,170
Wheat Future (CBT) .............................. 203 6,133,138 3/14/25 90,228

Simplify Managed Futures Strategy ETF
Consolidated Schedule of Investments
(Continued)
September 30, 2024 (Unaudited)
2
Number of
Contracts
Notional
Value
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Long position contracts: (continued)
Soybean Future .................................. 15 $ 816,375 3/14/25 $ 28,754
Soybean Oil Future ............................... 64 1,668,480 3/14/25 1,878
Kansas City Hard Red Winter Wheat Future ........... 116 3,469,850 3/14/25 (5,650)
Cocoa Future .................................... 175 11,138,750 3/14/25 (124,270)
Coffee “C” Future ................................ 54 5,425,988 3/19/25 (22,195)
Copper Future ................................... 46 5,260,100 3/27/25 9,900
Natural Gas Future ............................... 19 575,320 3/27/25 50
Silver Future .................................... 3 477,645 3/27/25 (9,430)
Natural Gas Future ............................... 19 581,590 4/28/25 3,840
Gold 100 OZ Future .............................. 2 539,840 4/28/25 (4,290)
Sugar #11 (World) Future .......................... 183 4,314,408 4/30/25 295,213
Live Cattle Future ................................ 16 1,193,920 4/30/25 230
Wheat Future (CBT) .............................. 105 3,232,688 5/14/25 57,225
Soybean Future .................................. 7 385,525 5/14/25 13,306
Kansas City Hard Red Winter Wheat Future ........... 49 1,488,375 5/14/25 2,238
Cocoa Future .................................... 65 3,891,550 5/14/25 (51,880)
Coffee “C” Future ................................ 25 2,486,719 5/19/25 (10,487)
Natural Gas Future ............................... 12 383,160 5/28/25 2,410
Copper Future ................................... 11 1,262,937 5/28/25 (3,494)
Natural Gas Future ............................... 11 366,850 6/26/25 3,950
Sugar #11 (World) Future .......................... 38 856,307 6/30/25 3,494
Total unrealized appreciation/(depreciation) $ 3,814,133
Short position contracts:
WTI Crude Future ................................ (42) (2,863,140) 10/22/24 (17,454)
NY Harbor ULSD Future ........................... (183) (16,558,718) 10/31/24 527,332
Canola (WCE) Future ............................. (595) (5,312,744) 11/14/24 (180,565)
WTI Crude Future ................................ (178) (12,063,060) 11/20/24 (7,730)
NY Harbor ULSD Future ........................... (25) (2,271,255) 11/29/24 62,469
Gasoline RBOB Future ............................ (10) (800,604) 11/29/24 17,846
Corn Future ..................................... (147) (3,121,913) 12/13/24 (168,924)
CAN 2Year Bond Future ........................... (108) (8,404,747) 12/18/24 (38,937)
CAN 10Year Bond Future .......................... (984) (90,953,337) 12/18/24 (210,334)
CAN 5Year Bond Future ........................... (618) (52,750,135) 12/18/24 (261,521)
U.S. Long Bond (CBT) ............................ (174) (21,608,625) 12/19/24 158,226
U.S. Ultra Bond (CBT) ............................. (135) (17,967,656) 12/19/24 133,750
U.S. 2 Years Note (CBT) ........................... (1,025) (213,448,243) 12/31/24 453,578
U.S. 5 Year Note (CBT) ............................ (99) (10,878,398) 12/31/24 38,938
NY Harbor ULSD Future ........................... (7) (638,450) 12/31/24 (9,296)
Canola (WCE) Future ............................. (326) (2,971,109) 1/14/25 (101,569)
Canola (WCE) Future ............................. (108) (1,001,383) 3/14/25 (41,915)
Corn Future ..................................... (98) (2,162,125) 3/14/25 (102,212)
WTI Crude Future ................................ (14) (939,540) 3/20/25 1,453
WTI Crude Future ................................ (14) (938,280) 4/22/25 (5,540)
Cotton No. 2 Future ............................... (2) (76,520) 5/7/25 (3,528)
Corn Future ..................................... (119) (2,681,963) 5/14/25 (117,369)
WTI Crude Future ................................ (22) (1,472,460) 5/20/25 (18,954)

Simplify Managed Futures Strategy ETF
Consolidated Schedule of Investments
(Continued)
September 30, 2024 (Unaudited)
3
††
The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund's investments but may not represent the Fund's market exposure to certain derivatives, if any, which are included in Other Assets in Excess of Liabilities.
Number of
Contracts
Notional
Value
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Short position contracts: (continued)
Silver Future .................................... (1) $ (160,370) 5/28/25 $ (11,870)
3-Month CORRA Futures .......................... (16) (2,874,191) 6/17/25 (13,639)
3 Month SOFR Future ............................. (187) (45,249,325) 9/16/25 72,438
3-Month CORRA Futures .......................... (25) (4,501,553) 9/16/25 (19,893)
3 Month SOFR Future ............................. (259) (62,765,413) 12/16/25 85,862
3-Month CORRA Futures .......................... (9) (1,622,056) 12/16/25 (498)
3 Month SOFR Future ............................. (782) (189,635,000) 3/17/26 194,838
Total unrealized appreciation/(depreciation) $ 414,982
Total net unrealized appreciation $ 4,229,115
Summary of Investment Type††
Investment Categories
% of Net
Assets
U.S. Treasury Bills ................................................................................ 98.6%
Total Investments ................................................................................ 98.6%
Other Assets in Excess of Liabilities .................................................................. 1.4%
Net Assets ..................................................................................... 100.0%